Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
Risks and Uncertainties [Line Items]
Risks and Uncertainties
(6)	Risks and Uncertainties

The Plan invests in various investment securities which are exposed to various risks such as interest rate, market, and credit risks. Market risks include global events which could impact the value of investment securities, such as inflation, a pandemic or international conflict. Due to the level of risk associated with these securities, it is at least reasonably possible that changes in their values will occur in the near term and that such changes could materially affect participants’ accounts balances and the amounts reported in the statement of net assets available for benefits.